SCUDDER HIGH YIELD TAX FREE FUND

                            SUPPLEMENT TO PROSPECTUS
                              DATED OCTOBER 1, 1999

                            ------------------------

The following information supplements the disclosure for the Scudder High Yield Tax Free Fund in the "Policies You Should Know About" section of the Prospectus:

The fund does have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.


May 1, 2000